Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Lubricants	$ 8,348	$ 7,604
Bunkers	13,909	11,741
Total	$ 22,257	$ 19,345